May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE: GAMCO International Growth Fund, Inc. (the "Fund") FILE NOS. 33-79994/811-08560
                  --------------------------------------------------
Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041661 ).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-7159.


                                                    Very truly yours,


                                                    /S/ DANIELLE WARREN
                                                    -------------------
                                                    Danielle Warren
                                                    Regulatory Administration

cc:      B. Alpert
         J. Egan
         R. Schwartz, Esq.
         H. Robichaud
         A. Lonergan